Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2022
Intangible Assets [Abstract]
Goodwill and Intangible Assets	Goodwill and Intangible Assets

Cost (in millions)	Technology, Licenses and Similar Rights	Software	Patents	Goodwill	Others	Total

As of December 31, 2020	$1,249	$280	$234	$18	$132	$1,913
Additions	33	4	—	—	—	37
Disposals	(80)	—	(5)	—	—	(85)
As of December 31, 2021	1,202	284	229	18	132	1,865
Additions	62	96	—	—	5	163
Disposals	(47)	(12)	(3)	—	—	(62)
As of December 31, 2022	$1,217	$368	$226	$18	$137	$1,966

Accumulated Amortization
As of December 31, 2020	$785	$263	$186	$—	$131	$1,365
Additions	162	15	30	—	—	207
Disposals	(80)	—	(4)	—	—	(84)
As of December 31, 2021	867	278	212	—	131	1,488
Additions	150	10	16	—	—	176
Disposals	(46)	(12)	(3)	—	—	(61)
As of December 31, 2022	$971	$276	$225	$—	$131	$1,603

Net book value as of December 31, 2021	$335	$6	$17	$18	$1	$377

Net book value as of December 31, 2022	$246	$92	$1	$18	$6	$363

Amortization expenses on intangible assets are as follows:

(in millions)	2022	2021	2020
Cost of revenue	$91	$113	$100
Research and development expenses	70	74	99
Selling, general and administrative expenses	15	20	85
Total	$176	$207	$284